Investment in Joint Venture - Movement in investments accounted for by the equity method (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Investment in Associate
Addittions.	€ 4,973
Income (loss)	(302)
Transfers and others	(1,887)
As of December 31	2,784
JV
Investment in Associate
As of December 31	€ 2,784